Earnings / (loss) per share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The information related to basic and diluted earnings per share is as follows:

	2011	2012	2013
Numerator:
Net loss from continuing operations	$(3,747)	$(678)	$(3,935)
Net profit/(loss) from discontinued operations	(9,712)	9,430	—
Net profit/(loss)	$(13,459)	8,752	(3,935)
Denominator:
Weighted average shares outstanding - Basic	20,994,015	22,545,989	31,362,848
- Diluted	20,994,015	22,784,302	31,362,848
Earnings / (loss) per share:
Basic
Continuing operations	$(0.18)	$(0.03)	$(0.13)
Discontinued operations	$(0.46)	$0.42	$—
	$(0.64)	$0.39	$(0.13)
Diluted
Continuing operations	$(0.18)	$(0.03)	$(0.13)
Discontinued operations	$(0.46)	$0.41	$—
	$(0.64)	$0.38	$(0.13)